Non-current assets held for sale	12 Months Ended
Dec. 31, 2024
Non-current assets held for sale
14.
Non-current assets held for sale

On December 21, 2023, the Company’s Board of Directors approved its subsidiary ChipMOS BVI to sell the 45.0242% owned equity investment accounted for using equity method in Unimos Shanghai to Suzhou Oriza PuHua Zhixin Equity Investment Partnership (L.P.) and other local Chinese investment management companies. Therefore, the investment accounted for using equity method of Unimos Shanghai have been reclassified as non-current assets held for sale at the carrying amount.

a)
Assets held for sale:

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Investment accounted for using equity method in Unimos Shanghai	4,278,658	—
b)
Information relating to cumulative income or expense recognized in other comprehensive income relating to disposal non-current assets classified as held for sale is provided in Note 23.
c)
In May 2024, the Group completed the equity transfer of Unimos Shanghai, recognizing a gain on disposal of NT$72,261 thousand, which is recorded under “Other gains and losses”, and fully received the consideration amounted to NT$4,394,206 thousand in December 2024.